Income Tax Matters - Significant Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets relating to:
Allowance for loan losses	$ 1,395	$ 1,934	$ 2,514
Deferred compensation	975	853	696
Other	701	856	1,030
Net unrealized loss on securities available for sale		289
Total deferred tax assets	3,071	3,932	4,240
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(157)		(801)
Premises and equipment	(371)	(487)	(651)
Deferred loans fees and costs	(198)	(199)	(187)
Loan servicing	(182)	(201)	(208)
Total deferred tax liabilities	(908)	(887)	(1,847)
Net recorded deferred tax asset	$ 2,163	$ 3,045	$ 2,393